SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of subsidiaries [Table Text Block]
Entity	Country of Incorporation	Effective Economic Interest

Plymouth Rock Technologies Inc. ("Plymouth Rock USA")	USA	100%

Disclosure of depreciation rates applicable to each category of property and equipment [Table Text Block]
Computer equipment	55% declining balance
Furniture	20% declining balance